UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) January 21, 2026

CEFI Finance, LLC1

(Exact name of securitizer as specified in its charter)

025-05852	0001890983
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ricardo E. Rios (787) 302 2334

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1

CEFI Finance, LLC, as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Commercial Equipment Finance 2024-1, LLC and Commercial Equipment Finance 2025-1, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf bythe undersigned hereunto duly authorized.

CEFI Finance, LLC

(Securitizer)

By:	/s/ Ricardo E. Rios
Name: Ricardo E. Rios
Title: Secretary

Date: January 21, 2026